PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in the Administrative Class Prospectus and the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, the first sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_071612

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the

PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)

(each a “Prospectus”), each as supplemented from time to time

Effective immediately, the fifth sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_071612

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the sixth sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_071612

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)

(each a “Prospectus”), each as supplemented from time to time

Effective immediately, the seventh sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_071612

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the

PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return

Portfolio Advisor Class Prospectus and PIMCO Total Return Portfolio Institutional Class Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the first sentence of the second paragraph of the Portfolio’s “Portfolio Summary—Principal Investment Strategies” section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_071612